Schedule of allowance for expected credit losses (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2025 SGD ($)
Credit Loss [Abstract]
Balance at beginning of year	$ 100,083	$ 129,517
(Reversals) / Additions			$ (206,675)	129,517
Balance at end of year	$ 100,083	$ 129,517		$ 129,517